Operating Risk (Tables)	12 Months Ended
Mar. 31, 2017
Sales Revenue, Net [Member]
Concentration Risk [Line Items]
Schedule of Operating Risks

Details of customers accounting for 10% or more of total net sales for each of the three years ended March 31, 2015, 2016 and 2017 are as follows:

	Percentage of net sales Year ended March 31,
	2015	2016	2017
Customer A	16.5%	12.7%	12.8%
Customer B	*	13.6%	10.6%
Customer C	13.7%	10.4%	10.2%

*	Less than 10%

Accounts Receivable [Member]
Concentration Risk [Line Items]
Schedule of Operating Risks

Debtors accounting for 10% or more of total accounts receivable at March 31, 2016 and 2017, respectively, are as follows:

	Percentage of accounts receivable at March 31,
	2016	2017
Customer A	23.7%	22.2%
Customer D	*	14.8%

*	Less than 10%